Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	As of March 31,
	2024	2023
Accounts payable	45,631	159,908
Accrued bonuses	—	409,706
Accrued payroll taxes	12,143	14,000
Accrued liabilities	63,120	121,991
Total accounts payable and accrued liabilities	$120,894	$705,605